LOANS PAYABLE (Detail Textuals) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Loans Payable [Line Items]
Loan payable	$ 934,203	$ 1,043,368	$ 2,862,681
Accounts payable and accrued liabilities	3,887,847	534,773
Repayment - cash	(78,000)	(1,756,721)
Interest expense	$ 133,915	215,704	42,273
Related party
Loans Payable [Line Items]
Percentage of interest rate	8.00%
Loan payable	$ 172,203	291,368	248,210
Accounts payable and accrued liabilities	42,911	26,654
Repayment - cash	$ (50,500)	0
Related party | Minimum
Loans Payable [Line Items]
Percentage of interest rate	0.00%
Related party | Maximum
Loans Payable [Line Items]
Percentage of interest rate	9.00%
Third?party
Loans Payable [Line Items]
Loan payable	$ 12,000	2,000	$ 114,471
Accounts payable and accrued liabilities	1,945	1,945
Repayment - cash	$ (27,500)	(6,721)
Third?party | Minimum
Loans Payable [Line Items]
Percentage of interest rate	0.00%
Third?party | Maximum
Loans Payable [Line Items]
Percentage of interest rate	9.00%
Credit?Facility
Loans Payable [Line Items]
Percentage of interest rate			14.40%
Loan payable	$ 750,000	750,000	$ 2,500,000
Accounts payable and accrued liabilities	181,282	73,282
Repayment - cash	$ 0	(1,750,000)
Fee Settled through issuance of shares		60,000
Interest expense		$ 147,945